Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 05, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	ION GEOPHYSICAL CORP
Entity Central Index Key	0000866609
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 165.1
Entity Common Stock, Shares Outstanding		10,567,558